Putnam PanAgora ESG Emerging Markets Equity ETF
The fund's portfolio
1/31/24 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value
Air freight and logistics (—%)
Sinotrans, Ltd. Class A (China)	13,100	$10,037

		10,037
Automobile components (1.2%)
Hyundai Mobis Co., Ltd. (South Korea)	1,683	261,899

		261,899
Automobiles (1.7%)
Kia Corp. (South Korea)	4,806	367,564

		367,564
Banks (21.9%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	61,725	188,100
Banco do Brasil SA (Brazil)	17,600	200,533
Bank Central Asia Tbk PT (Indonesia)	680,600	411,351
CTBC Financial Holding Co., Ltd. (Taiwan)	268,000	242,604
First Financial Holding Co., Ltd. (Taiwan)	225,000	190,683
Grupo Financiero Banorte SAB de CV Class O (Mexico)	37,200	378,257
Hana Financial Group, Inc. (South Korea)	7,479	265,739
ICICI Bank, Ltd. ADR (India)	83,223	2,030,643
Industrial & Commercial Bank of China, Ltd. Class H (China)	316,000	154,391
Industrial Bank Co., Ltd. Class A (China)	52,600	115,019
Standard Bank Group, Ltd. (South Africa)	32,616	347,432
Yapi ve Kredi Bankasi AS (Turkey)	144,918	104,140

		4,628,892
Beverages (0.8%)
Coca-Cola Femsa SAB de CV ADR (Mexico)	1,861	176,683

		176,683
Biotechnology (1.7%)
Celltrion, Inc. (South Korea)	2,734	366,162

		366,162
Broadline retail (4.8%)
Alibaba Group Holding, Ltd. ADR (China)	6,143	443,340
JD.com, Inc. ADR (China)	3,576	80,639
Naspers, Ltd. Class N (South Africa)	775	129,584
PDD Holdings, Inc. ADR (China)(NON)	1,349	171,148
Vipshop Holdings, Ltd. ADR (China)(NON)	12,097	192,221

		1,016,932
Capital markets (0.4%)
Huatai Securities Co., Ltd. (China)	44,200	51,889
Huatai Securities Co., Ltd. Class A (China)	22,300	42,513

		94,402
Chemicals (0.3%)
Hengli Petrochemical Co., Ltd. Class A (China)(NON)	37,200	60,812

		60,812
Construction materials (0.6%)
Anhui Conch Cement Co., Ltd. Class A (China)	38,200	123,166

		123,166
Consumer staples distribution and retail (1.5%)
WalMart de Mexico (Walmex) SAB de CV (Mexico)	76,100	314,322

		314,322
Containers and packaging (0.2%)
Shenzhen YUTO Packaging Technology Co., Ltd. Class A (China)	14,200	45,758

		45,758
Diversified telecommunication services (4.4%)
China Tower Corp., Ltd. (China)	906,000	100,746
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	47,707	248,999
Orange Polska SA (Poland)	8,155	17,428
Saudi Telecom Co. (Saudi Arabia)	32,352	351,566
Telefonica Brasil SA (Brazil)	14,900	154,461
Telekom Malaysia Bhd (Malaysia)	46,300	57,919

		931,119
Electric utilities (0.3%)
Enel Chile SA (Chile)	1,087,678	65,380

		65,380
Electronic equipment, instruments, and components (1.7%)
Delta Electronics, Inc. (Taiwan)	34,733	308,847
Foxconn Industrial Internet Co., Ltd. Class A (China)	25,300	46,325

		355,172
Entertainment (2.2%)
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A (China)	6,600	15,222
NetEase, Inc. ADR (China)	4,600	449,144

		464,366
Financial services (0.8%)
FirstRand, Ltd. (South Africa)	47,601	172,552

		172,552
Food products (2.1%)
Uni-President Enterprises Corp. (Taiwan)	154,000	355,172
Want Want China Holdings, Ltd. (China)	177,000	97,742

		452,914
Gas utilities (0.5%)
China Resources Gas Group, Ltd. (China)	39,300	111,084

		111,084
Health care providers and services (2.4%)
Bangkok Dusit Medical Services PCL (Thailand)	273,900	211,542
Dr. Sulaiman Al Habib Medical Services Group Co. (Saudi Arabia)	3,099	239,675
Shanghai Pharmaceuticals Holding Co., Ltd. Class A (China)	25,400	60,023

		511,240
Hotels, restaurants, and leisure (0.6%)
Meituan Class B (China)(NON)	15,900	127,712

		127,712
Household durables (0.2%)
Gree Electric Appliances, Inc. of Zhuhai Class A (China)	8,000	39,311

		39,311
Industrial conglomerates (1.4%)
Samsung C&T Corp. (South Korea)	2,330	238,999
Sime Darby Bhd (Malaysia)	109,600	56,236

		295,235
Insurance (4.5%)
Caixa Seguridade Participacoes S/A (Brazil)	4,100	11,693
Cathay Financial Holding Co., Ltd. (Taiwan)	226,000	317,574
Ping An Insurance Group Co. of China, Ltd. Class H (China)	89,302	376,823
Powszechny Zaklad Ubezpieczen SA (Poland)	12,252	147,952
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	508	100,182

		954,224
Interactive media and services (3.7%)
NAVER Corp. (South Korea)	770	113,856
Tencent Holdings, Ltd. (China)	19,288	670,838

		784,694
IT Services (6.3%)
Chinasoft International, Ltd. (China)	118,000	66,856
Elm Co. (Saudi Arabia)	295	70,813
Infosys, Ltd. ADR (India)	51,367	1,020,149
Samsung SDS Co., Ltd. (South Korea)	1,648	187,586

		1,345,404
Machinery (0.7%)
Weichai Power Co., Ltd. Class H (China)	67,371	118,912
Yutong Bus Co., Ltd. Class A (China)	9,700	20,436

		139,348
Metals and mining (2.9%)
CMOC Group, Ltd. Class A (China)	138,800	104,037
CSN Mineracao SA (Brazil)	37,200	51,058
Gold Fields, Ltd. ADR (South Africa)	25,092	371,362
Kumba Iron Ore, Ltd. (South Africa)	2,895	85,559

		612,016
Oil, gas, and consumable fuels (1.6%)
PTT PCL (NVDR) (Thailand)	326,100	309,703
Turkiye Petrol Rafinerileri AS (Turkey)	6,916	34,149

		343,852
Paper and forest products (0.1%)
Shandong Sun Paper Industry JSC, Ltd. Class A (China)	11,400	19,279

		19,279
Pharmaceuticals (4.4%)
China Medical System Holdings, Ltd. (China)	59,000	84,339
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A (China)	3,500	25,490
Dr. Reddy's Laboratories, Ltd. ADR (India)	9,077	653,090
Richter Gedeon Nyrt (Hungary)	5,023	135,532
Yunnan Baiyao Group Co., Ltd. Class A (China)	4,900	31,734

		930,185
Real estate management and development (1.6%)
Aldar Properties PJSC (United Arab Emirates)	161,407	223,870
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A (China)	22,400	27,315
China Resources Mixc Lifestyle Services, Ltd. (China)	26,400	75,513
WHA Corp PCL (NVDR) (Thailand)	63,500	8,425

		335,123
Semiconductors and semiconductor equipment (10.0%)
Novatek Microelectronics Corp. (Taiwan)	16,927	274,800
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	16,174	1,827,015

		2,101,815
Specialty retail (1.2%)
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A (China)	17,500	15,177
Topsports International Holdings, Ltd. (China)	77,000	49,734
Vibra Energia SA (Brazil)	41,000	196,542

		261,453
Technology hardware, storage, and peripherals (7.8%)
Compal Electronics, Inc. (Taiwan)	180,000	205,097
Lenovo Group, Ltd. (China)	243,065	251,505
Samsung Electronics Co., Ltd. (South Korea)	22,238	1,205,849

		1,662,451
Transportation infrastructure (0.7%)
CCR SA (Brazil)	34,900	92,420
Jiangsu Expressway Co., Ltd. Class A (China)	9,900	15,695
Jiangsu Expressway Co., Ltd. Class H (China)	38,944	37,120

		145,235
Wireless telecommunication services (2.3%)
Advanced Info Service PCL (NVDR) (Thailand)	35,800	220,333
Far EasTone Telecommunications Co., Ltd. (Taiwan)	63,000	161,843
SK Telecom Co., Ltd. (South Korea)	349	13,074
TIM SA/Brazil (Brazil)	27,200	95,198

		490,448

Total common stocks (cost $20,881,618)		$21,118,241

SHORT-TERM INVESTMENTS (0.3%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 5.06%(AFF)	53,848	$53,848

Total short-term investments (cost $53,848)		$53,848
TOTAL INVESTMENTS

Total investments (cost $20,935,466)		$21,172,089

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
JSC	Joint Stock Company
NVDR	Non-voting Depository Receipts
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $21,218,333.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/24
	Short-term investments
	Putnam Government Money Market Fund Class P*	$9,539	$3,462,611	$3,418,302	$5,616	$53,848

	Total Short-term investments	$9,539	$3,462,611	$3,418,302	$5,616	$53,848
	* Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	21.5%
	Taiwan	18.4
	India	17.5
	South Korea	14.7
	South Africa	5.2
	Mexico	4.1
	Brazil	3.8
	Thailand	3.5
	Saudi Arabia	3.1
	United Arab Emirates	3.1
	Indonesia	1.9
	Poland	0.8
	Turkey	0.7
	Hungary	0.6
	Malaysia	0.5
	Other	0.6

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$698,803	$1,971,824	$—
Consumer discretionary	1,083,890	990,981	—
Consumer staples	491,005	452,914	—
Energy	—	343,852	—
Financials	2,621,126	3,228,944	—
Health care	653,090	1,154,497	—
Industrials	92,420	497,435	—
Information technology	2,847,164	2,617,678	—
Materials	422,420	438,611	—
Real estate	—	335,123	—
Utilities	65,380	111,084	—

Total common stocks	8,975,298	12,142,943	—
Short-term investments	53,848	—	—

Totals by level	$9,029,146	$12,142,943	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com